Employee Benefits - Reconciliation of Beginning and Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) - Pension - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	$ 17,816	$ 19,175
End of year	19,451	17,816
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	1,785	1,517
Actual gain (loss) on plan assets	61	156
Purchases (sales)	226	270
Transfers out	(222)	(158)
End of year	1,850	1,785
Level 3 | Equity securities
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	13	1
Actual gain (loss) on plan assets	1	1
Purchases (sales)	(11)	11
Transfers out	0	0
End of year	3	13
Level 3 | Corporate bonds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	277	104
Actual gain (loss) on plan assets	(1)	(7)
Purchases (sales)	18	177
Transfers out	(149)	3
End of year	145	277
Level 3 | International bonds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	18	20
Actual gain (loss) on plan assets	(1)	3
Purchases (sales)	9	(5)
Transfers out	0	0
End of year	26	18
Level 3 | Real estate
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	727	627
Actual gain (loss) on plan assets	30	134
Purchases (sales)	53	(34)
Transfers out	0	0
End of year	810	727
Level 3 | Private equity
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	664	580
Actual gain (loss) on plan assets	32	25
Purchases (sales)	41	59
Transfers out	0	0
End of year	737	664
Level 3 | Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of year	86	185
Actual gain (loss) on plan assets	0	0
Purchases (sales)	116	62
Transfers out	(73)	(161)
End of year	$ 129	$ 86